Related party transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party [Abstract]
Summary of significant subsidiaries
The following table shows BCE’s significant subsidiaries at December 31, 2020. BCE has other subsidiaries which have not been included in the table as each represents less than 10% individually and less than 20% in aggregate of total consolidated revenues.
All of these significant subsidiaries are incorporated in Canada and provide services to each other in the normal course of operations. The value of these transactions is eliminated on consolidation.

	OWNERSHIP PERCENTAGE
SUBSIDIARY	2020	2019
Bell Canada	100%	100%
Bell Mobility Inc.	100%	100%
Bell Media Inc.	100%	100%
The following tables show summarized financial information for our subsidiary with significant non-controlling interest (NCI).
Summarized statements of financial position

	CTV SPECIALTY(1) (2)
FOR THE YEAR ENDED DECEMBER 31	2020	2019
Current assets	357	314
Non-current assets	1,032	994
Total assets	1,389	1,308
Current liabilities	159	151
Non-current liabilities	227	192
Total liabilities	386	343
Total equity attributable to BCE shareholders	699	671
NCI	304	294
(1)At December 31, 2020 and 2019, the ownership interest held by NCI in CTV Specialty Television Inc. (CTV Specialty) was 29.9%. CTV Specialty was incorporated and operated in Canada as at such dates.
(2)CTV Specialty's net assets at December 31, 2020 and 2019 include $6 million and $8 million, respectively, directly attributable to NCI.

Selected income and cash flow information

	CTV SPECIALTY(1)
FOR THE YEAR ENDED DECEMBER 31	2020	2019
Operating revenues	754	878
Net earnings	202	193
Net earnings attributable to NCI	64	61
Total comprehensive income	200	181
Total comprehensive income attributable to NCI	63	58
Cash dividends paid to NCI	53	65
(1)CTV Specialty's net earnings and total comprehensive income include $5 million directly attributable to NCI for 2020 and 2019.

Compensation of Key Management Personnel
The following table includes compensation of key management personnel and the board of directors for the years ended December 31, 2020 and 2019 included in our income statements. Key management personnel included the company’s Chief Executive Officer, Chief Operating Officer, Group Presidents and the Presidents who reported directly to them.

FOR THE YEAR ENDED DECEMBER 31	2020	2019
Wages, salaries, fees and related taxes and benefits	(30)	(24)
Post-employment benefit plans and OPEBs cost	(3)	(3)
Share-based compensation	(26)	(29)
Key management personnel and board of directors compensation expense	(59)	(56)